Other income (Tables)	12 Months Ended
Jun. 30, 2026
Other Income
Schedule of other income

	2026	2026	2025
	US$	S$	S$

Bad debt recovered	4,496	5,771	-
Government grant	73,231	94,002	76,962
Interest income	5,526	7,093	81,350
Service income	242,095	310,760	35,000
Reversal of expected credit loss	320,512	411,418	-
Investment written off	1,513,289	1,942,500	-
Intercompany balance written off	735,281	943,827	-
Net Gain on Sale of Shares	344,927	442,758	-
Other income	710,976	912,630	1,559,177
	3,950,333	5,070,759	1,752,489